Related Party Transactions (Details) - USD ($)							1 Months Ended					12 Months Ended
	Mar. 08, 2018	Oct. 09, 2017	Mar. 21, 2017	Jan. 10, 2017	Jan. 06, 2017	Dec. 15, 2016	Dec. 29, 2017	Nov. 22, 2017	Oct. 25, 2017	Jun. 23, 2017	Sep. 29, 2016	Dec. 31, 2017	Dec. 31, 2016	May 19, 2017	Dec. 02, 2016
Related Party Transactions (Textual)
Restricted common stock, value		$ 119,746					$ 53,214		$ 11,886
Restricted common stock issued, shares		142,919					77,008		11,886			12,500
Warrant conversion offer, description			The offer terms included the exercise of seventeen (17) warrants for seventeen (17) shares of the Company's common stock at an exercise price of $0.01 per share for every one hundred (100) warrants owned. The remaining eighty-three (83) warrants per hundred warrants owned would be cancelled.
Number of warrants												85,000
Common share value												$ 27,591	$ 21,712
Common stock paid												$ 150,000
Exercise price			$ 0.01									$ 1.50
Bad debt												$ 174,252
Issuance of notes receivable, related party												59,819	912,392
Issuance of shares value												$ 4,000	2,698,124
Subsequent Event [Member]
Related Party Transactions (Textual)
Restricted common stock, value	$ 14,840
Restricted common stock issued, shares	23,744
RS Loan of Nexeon MedSystems Inc Common Stock [Member]
Related Party Transactions (Textual)
Common stock shares transferred										81,035
Common share value										$ 107,292
Outstanding balance due										$ 107,292
Common Stock [Member]
Related Party Transactions (Textual)
Restricted common stock issued, shares		150,000
Number of warrants												593,598
Common stock paid												$ 150
Common stock shares												150,000
Issuance of shares value												$ 24	$ 2,841
New issues, shares												24,000	2,840,946
Warrant [Member]
Related Party Transactions (Textual)
Common stock shares												1,336,761
Exercise price															$ 2
January 10, 2017 Acquisition Agreement [Member]
Related Party Transactions (Textual)
Sole shareholder of NMB owning shares				107,154
Consideration for right to purchase				$ 1,000
Nuviant Medical, GmbH Waiver of Debt Agreement [Member]
Related Party Transactions (Textual)
Loan and accrued interest														$ 171,946
Loan amount												$ 59,027
Nexeon Medsystems Inc. [Member]
Related Party Transactions (Textual)
Restricted common stock, value							$ 48,130
Restricted common stock issued, shares							77,008
INGEST [Member]
Related Party Transactions (Textual)
Due to related party												1,000
William Rosellini [Member]
Related Party Transactions (Textual)
Patent license agreement, description											Pursuant to the terms of the License Agreement, Magnus granted to Mr. Rosellini, and his affiliates, a non-exclusive, non-transferable, non-assignable without the right to sublicense worldwide license to a portfolio of 86 patents, referred to herein as the "Siemens Patents".
Cash payment for license						$ 140,000
Restricted common stock, value						$ 3,050,000						$ 3,050,000
Restricted common stock issued, shares		81,035				3,050,000	77,008					3,050,000
Stock exchange agreement, description					The terms and conditions set forth the stock exchange agreement, on the Effective Date, Rosellini Scientific sold, transferred, and assigned to Nexeon all of its right, title and interest in and to 100 shares of common stock of MicroTransponder Inc., a Delaware corporation (the "MTI Shares") in exchange for 389 shares of common stock of Emeritus Clinical Solutions, Inc. (formerly Telemend, Inc.), a Texas corporation, owned by Nexeon and Nexeon sold, transferred and assigned to Rosellini Scientific 389 shares of common stock of Emeritus Clinical Solutions, Inc. in exchange for the 100 MTI Shares.
Converted stock, shares			104,890
William Rosellini [Member] | Warrant Conversion Offer [Member]
Related Party Transactions (Textual)
Number of warrants			617,000
Converted stock, shares			206,890
Warrants cancelled			1,010,110
William Rosellini [Member] | Common Stock [Member]
Related Party Transactions (Textual)
Converted stock, shares			206,890
Converted stock			$ 2,069
Chief Innovation Officer and Director [Member] | Warrant Conversion Offer [Member]
Related Party Transactions (Textual)
Number of warrants			370,000
Converted stock, shares			62,900
Warrants cancelled			307,100
Chief Innovation Officer and Director [Member] | Common Stock [Member]
Related Party Transactions (Textual)
Converted stock, shares			62,900
Converted stock			$ 629
Michael Neitzel [Member] | Warrant Conversion Offer [Member]
Related Party Transactions (Textual)
Number of warrants			500,000
Converted stock, shares			85,000
Warrants cancelled			415,000
Michael Neitzel [Member] | Common Stock [Member]
Related Party Transactions (Textual)
Converted stock, shares			85,000
Converted stock			$ 850
Michael Rosellini [Member]
Related Party Transactions (Textual)
Restricted common stock, value							$ 48,130
Restricted common stock issued, shares							77,008
Converted stock, shares			102,000
Warrants issued for personal guarantee												$ 1,120,000
Exercise price												$ 1.50
Warrants purchase												200,000
Warrants terms												2 years
Promissory note amount												$ 1,120,000
Michael Rosellini [Member] | Warrant Conversion Offer [Member]
Related Party Transactions (Textual)
Number of warrants			600,000
Michael Rosellini [Member] | Common Stock [Member]
Related Party Transactions (Textual)
Restricted common stock issued, shares								200,000
Michael Rosellini [Member] | Warrant [Member]
Related Party Transactions (Textual)
Restricted common stock issued, shares								12,500